Schedule of Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 22,881	$ 45,423
Land
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	2,053	4,215
Buildings
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	18,434	18,784
Machinery and equipment
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	25	19,625
Leasehold improvements
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	2,343	2,429
Others
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 26	$ 370